UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

LEIGH BALDWIN TOTAL RETURN FUND

December 31, 2011

(Unaudited)

FRANK VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

LEIGH BALDWIN TOTAL RETURN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Value Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 83.03%

Apparel Stores - 2.45%
12,058	Cato Corp. Class A	$ 291,804

Communications Services, NEC - 2.79%
9,743	Neustar Inc. Class A *	332,918

Computer Communications Equipment - 2.85%
18,786	Cisco Systems, Inc.	339,651

Electronic Computers - 4.39%
35,787	Dell, Inc. *	523,564

Finance Services - 3.40%
8,589	American Express Co.	405,143

Fire, Marine & Casualty Insurance - 5.01%
7,817	Berkshire Hathaway, Inc. Class B *	596,437

Hospital & Medical Service Plans - 5.84%
3,536	Humana, Inc.	309,789
7,348	WellCare Health Plans, Inc. *	385,770
		695,559
Pharmaceutical Preparations - 5.45%
30,010	Pfizer, Inc.	649,416
		649,416
Retail-Apparel & Accessory Stores - 4.83%
10,440	Aeropostale Inc. *	159,210
9,406	DSW, Inc. Class A	415,839
		575,049
Retail-Radio, TV & Consumer Electronics Stores - 1.53%
7,803	Best Buy Co., Inc.	182,356

Semiconductors & Related Devices - 2.53%
12,414	Intel Corp.	301,039

Services-Advertising Agencies - 2.74%
20,057	Valueclick, Inc. *	326,729

Services-Business Services, NEC - 12.62%
8,112	eBay, Inc. *	246,037
1,142	Mastercard Inc. Class A	425,760
3,894	Visa, Inc. Class A	395,358
23,885	Western Union Co.	436,140
		1,503,295
Services-Computer Programming, Date Processing, ETC - 5.23%
965	Google Inc. Class A *	623,293

Services-Consumer Credit Reporting, Collection Agencies - 3.48%
5,532	Dun & Bradstreet Corp.	413,960

Services-Educational Services - 0.85%
12,667	Career Education Corp. *	100,956

Services-Engineering, Accounting, Research, Management - 1.63%
15,792	SAIC, Inc. *	194,084

Services-Personal Services - 6.24%
21,276	H.R. Block, Inc.	347,437
7,196	Weight Watchers International, Inc.	395,852
		743,289
Services-Prepackaged Software - 6.20%
10,762	CA Technologies, Inc.	217,554
20,067	Microsoft Corp.	520,939
		738,493
Telegraph & Other Message Communications - 2.97%
12,587	J2 Global Communications, Inc.	354,198

TOTAL FOR COMMON STOCKS (Cost $8,754,756) - 83.03%		9,891,233

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.02% *
Shares Subject
to Put

	Euro 10 Year Bond (GBL)
45,000	January 2012 Put @ $125.50	582

	Euro 10 Year Bond (GBL)
36,000	March 2012 Put @ $120.00	466

	Japan 10 Year Bond (JGB)
5,000,000	January 2012 Put @ $137.50	650

	Japan 10 Year Bond (JGB)
3,000,000	March 2012 Put @ $136.00	780

	Total (Premiums Paid $8,568) - 0.02%	2,478

SHORT TERM INVESTMENTS - 16.73%
1,991,787	Fidelity Institutional Money Market Portfolio 0.00% **	1,991,787
328	Euro Spot	425
105,540	Japanese Yen Spot	1,372
TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,993,581) - 16.73%		1,993,584

TOTAL INVESTMENTS (Cost $10,756,905) - 99.78%		11,887,295

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%		26,284

NET ASSETS - 100.00%		$ 11,913,579

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 9,891,233	-	-	$ 9,891,233
Put Options	2,478			$ 2,478
Short-Term Investments:
Fidelity Institutional Money Market Portfolio	1,991,787	-	-	1,991,787
Euro Spot	425			425
Japanese Yen Spot	1,372			1,372
	$ 11,887,295	-	-	$ 11,887,295

The accompanying notes are an integral part of these financial statements.

	Baldwin Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 72.34%

Accident & Health Insurance - 4.87%
4,400	AFLAC, Inc.	$ 190,344

Computer Storage Devices - 1.10%
2,000	EMC Corp. *	43,080

Crude Petroleum & Natural Gas - 3.81%
6,000	Petroleo Brasileiro S.A. (Brazil)	149,100

Farm Machinery & Equipment - 5.54%
2,800	John Deere & Co.	216,580

Finance Services - 3.57%
2,000	Financial Engines, Inc. *	44,660
10,000	Oneida Financial Corp.	94,999
		139,659
Fire, Marine & Casualty Insurance - 1.95%
1,000	Berkshire Hathaway B *	76,300

Motor Vehicles & Passenger Car Bodies - 1.04%
2,000	General Motors Co. *	40,540

Petroleum Refining - 2.21%
3,000	Suncor Energy, Inc.	86,490

Pharmaceutical Preparations - 0.96%
1,000	Merck & Co., Inc.	37,700

Plastic Material, Synth Resin/Rubber Cellulos (No Glass) - 1.17%
1,000	Dupont E I De Nemours & Co.	45,780

Refuse Systems - 5.18%
6,200	Waste Management, Inc.	202,802

Retail-Catalog & Mail-Order Houses - 1.33%
300	Amazon.com, Inc. *	51,930

Retail-Drug Stores and Proprietary Stores - 5.29%
4,000	PetMed Express, Inc.	41,520
5,000	Walgreen Co.	165,300
		206,820
Retail-Miscellaneous Shopping Goods Store - 0.94%
1,000	Dicks Sporting Goods, Inc.	36,880

Security Brokers, Dealers & Flotation Companies - 2.88%
10,000	Schwab Corp.	112,600

Semiconductors & Related Devices - 7.99%
6,000	Cree, Inc. *	132,240
6,000	Linear Technology Corp.	180,180
		312,420
Services-Business Services, NEC - 3.88%
5,000	eBay, Inc. *	151,650

Services-Engineering, Accounting, Research, Management - 4.85%
6,300	Paychex, Inc.	189,693

Services-Miscellaneous Amusement & Recreation - 1.92%
2,000	Walt Disney Co.	75,000

Services-Motion Picture & Video Tape Production - 1.70%
4,000	Dreamworks Animation SKG, Inc. *	66,380

Services-Prepackaged Software - 2.60%
3,000	Oracle Corp.	76,950
300	VMware, Inc. *	24,957
		101,907
Soap, Detergents, Cleaning Prepartation - 5.12%
3,000	Procter & Gamble Co.	200,130

Steel Works, Blast Furnaces Rolling Mills - 3.74%
8,000	Arcelor Mittal (Luxembourg)	145,520

TOTAL FOR COMMON STOCKS (Cost $3,058,044) - 73.62%		2,879,305

EXCHANGE TRADED FUNDS - 7.34%
7,000	Aberdeen Asia Pacific Fund	51,310
2,000	Direxion Large Cap Bear 3X Shares *	59,060
1,000	Direxion Financial Bear 3X Shares *	26,480
6,000	The Gabelli Global Gold, Natural Resources & Income Trust	84,660
5,000	Proshares UltraPro Short S&P 500 *	65,650
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $365,824) - 7.34%		287,160

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 4.39% *
Shares Subject
to Put
	AFLAC, Inc.
4,000	January 2011 Put @ $35.00	15,200

	Arcelor Mittal (luxembourg)
8,000	January 2013 Put @ $15.00	21,600

	Cree, Inc.
5,000	January 2013 Put @ $25.00	35,750

	John Deere & Co.
2,500	January 2013 Put @ $55.00	9,375

	Johnson & Johnson, Inc.
2,500	January 2013 Put @ $55.00	5,875

	Linear Technology Corp.
6,000	January 2013 Put @ $25.00	12,600

	Petroleo Brasileiro S.A. (Brazil)
6,000	January 2013 Put @ $25.00	25,140

	Procter & Gamble Co.
3,000	January 2013 Put @ $50.00	3,870

	Schwab Corp.
10,000	January 2013 Put @ $12.50	25,000

	Wal-Mart Stores, Inc.
2,000	January 2013 Put @ $40.00	1,500

	Walgreen Co.
4,000	January 2014 Put @ $25.00	9,840

	Waste Management, Inc.
5,000	January 2013 Put @ $25.00	6,000

	Total (Premiums Paid $160,198) - 4.39%	171,750

SHORT TERM INVESTMENTS - 21.93%
857,770	Fidelity Government Fund Class-I 0.01% **	857,770

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $857,770) 21.93%		857,770

TOTAL INVESTMENTS (Cost $4,441,836) - 107.28%		4,195,985

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.28)%		(284,904)

NET ASSETS - 100.00%		$ 3,911,081

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Call Options Written
December 31, 2011 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

AFLAC, Inc.
January 2012 Call@ $43.00	4,400	$ 6,512

Amazon.com, Inc.
December 2011 Call @ $180.00	300	3

Arcelor Mittal
January 2012 Call @ $18.00	8,000	8,240

Berkshire Hathaway B
January 2012 Call @ $75.00	1,000	2,370

Cree, Inc.
January 2012 Call @ $25.00	6,000	2,640

John Deere & Co.
January 2012 Call @ $77.50	2,800	5,572

Dicks Sporting Goods, Inc.
January 2012 Call @ $39.00	1,000	400

Direxion Large Cap Bear 3X Shares
January 2012 Call @ $35.00	2,000	900

Direxion Large Cap Bear 3X Shares
December 2011 Call @ $28.00	1,000	10

Dreamworks Animation SKG, Inc.
January 2012 Call @ $17.50	4,000	800

Dupont E I De Nemours & Co.
January 2012 Call @ $46.00	1,000	1,030

eBay, Inc.
January 2012 Call @ $31.00	5,000	3,800

EMC Corp.
January 2012 Call @ $24.00	2,000	60

Financial Engines, Inc.
January 2012 Call @ $22.50	2,000	2,300

General Motors Co.
December 2011 Call @ $20.00	2,000	620

Linear Technology Corp.
January 2012 Call @ $30.00	6,000	6,000

Merck & Co., Inc.
January 2012 Call @ $35.00	1,000	2,880

Oracle Corp.
December 2011 Call @ $26.00	3,000	30

Paychex, Inc.
January 2012 Call @ $30.00	6,300	3,465

PetMed Express, Inc.
January 2012 Call @ $10.00	4,000	1,600

Petroleo Brasileiro S.A. (Brazil)
January 2012 Call @ $27.00	6,000	960

Procter & Gamble Co.
January 2012 Call @ $65.00	3,000	5,820

Pro Shares Ultra Pro Short S&P 500
January 2012 Call @ $16.00	5,000	1,000

Schwab Corp.
January 2012 Call @ $12.50	10,000	1,000

Suncor Energy, Inc.
December 2011 Call @ $29.00	3,000	60

VMware, Inc.
January 2012 Call @ $90.00	300	306

Walgreen Co.
January 2012 Call @ $34.00	5,000	3,600

Walt Disney Co.
January 2012 Call @ $37.00	2,000	2,460

Waste Management, Inc.
January 2012 Call @ $31.00	6,200	12,400

Total (Premiums Paid $68,488)		$ 76,838

* Non-income producing securities during the period.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
(Assets)
Common Stocks	$ 2,879,305	-	-	$ 2,879,305
Exchange Traded Funds	$ 287,160	-	-	$ 287,160
Put Options	$ 171,750	-	-	$ 171,750
Short-Term Investments:
Fidelity Government Fund Class-I	$ 857,770	-	-	$ 857,770

Total	$ 4,195,985	-	-	$ 4,195,985

Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
(Liabilities)
Call Options	$ 76,838	-	-	$ 76,838

Total	$ 76,838	-	-	$ 76,838

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Assets and Liabilities
December 31, 2011 (Unaudited)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $10,756,905 and $4,441,836)	$ 11,887,295	$ 4,195,985
Cash	39,620
Receivables:
Dividends and Interest	10,454	1,869
Due from Adviser	-	54,349
Securities Sold	-	197,447
Shareholder Purchases	34,479	-
Prepaid Expenses	-	2,410
Total Assets	11,971,848	4,452,060
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $68,488)	-	76,838
Payables:
Due to Manager	12,250	-
Securities Purchased	-	408,480
Distribution Fees	12,085	39,564
Shareholder Redemptions	33,934	-
Accrued Expenses	-	16,097
Total Liabilities	58,269	540,979

Net Assets	$ 11,913,579	$ 3,911,081

Net Assets Consist of:
Paid In Capital	$ 10,881,110	$ 4,302,634
Accumulated Undistributed Net Investment Income (Loss)	(50,982)	(33,747)
Accumulated Undistributed Realized Loss on Investments	(46,939)	(103,605)
Unrealized Appreciation (Depreciation) in Value of Investments	1,130,390	(254,201)
Net Assets, for 1,082,321 and 480,325 Shares Outstanding, respectively	$ 11,913,579	$ 3,911,081

Net Asset Value Per Share		$ 8.14

Short-term Redemption Price Per Share ($8.14 x 0.98) *		$ 7.98

Investor Class:

Net Assets	$ 8,803,413

Shares outstanding (unlimited number of shares authorized with no par value)	798,268

Net Asset Value	$ 11.03

Short-term Redemption Price Per Share ($11.03 x 0.98) *	$ 10.81

Class C:

Net Assets	$ 2,663,969

Shares outstanding (unlimited number of shares authorized with no par value)	243,559

Net Asset Value	$ 10.94

Short-term Redemption Price Per Share ($10.94 x 0.98) *	$ 10.72

Institutional Class:

Net Assets	$ 445,652

Shares outstanding (unlimited number of shares authorized with no par value)	40,494

Net Asset Value, Redemption Price and Offering Price Per Share	$ 11.01

Short-term Redemption Price Per Share ($11.01 x 0.98) *	$ 10.79

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

Frank Funds
Statements of Operations
For the six months ended December 31, 2011 (Unaudited)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 90,976	$ 52,089
Interest	431	33
Total Investment Income	91,407	52,122

Expenses:
Advisory Fees (Note 3)	56,779	8,874
Administration Fees (Note 3 and 4, respectively)	14,339	30,245
Transfer Agent Fees	-	6,034
Miscellaneous Expenses	-	3,237
Audit Fees	-	3,782
Distribution Fees (Class C - $12,833 and Investor Class - $10,641)	23,474	19,720
Legal Fees	-	1,033
Custody Fees	-	7,439
Trustee Expense	-	605
Printing and Mailing Expense	-	77
Registration Fees	-	1,700
Total Expenses	94,592	82,746
Fees Waived and Reimbursed by the Advisor	-	(49,795)
Net Expenses	94,592	32,951

Net Investment Income (Loss)	(3,185)	19,171

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	30,274	(293,973)
Realized Loss on Options	-	269,400
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(410,978)	(194,113)
Options	(6,090)	99,635
Realized and Unrealized Gain on Investments and Options	(386,794)	(119,051)

Net Increase in Net Assets Resulting from Operations	$ (389,979)	$ (99,880)

(a) net of foreign witholding taxes of $2,226 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2011	6/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (3,185)	$ (12,027)
Net Realized Gain on Investments	30,274	181,224
Unrealized Appreciation (Depreciation) on Investments	(417,068)	1,958,460
Net Increase (Decrease) in Net Assets Resulting from Operations	(389,979)	2,127,657

Distributions to Shareholders:
Net Investment Income - Class C	-	(95)
Net Investment Income - Institutional Class	(799)	(27)
Realized Gains - Short Term	(46,998)
Realized Gains - Long Term	(76,590)	-
Total Distributions Paid to Shareholders	(124,387)	(122)

Capital Share Transactions (Note 5)	(10,306)	6,003,578

Total Increase in Net Assets	(524,672)	8,131,113

Net Assets:
Beginning of Period	12,438,251	4,307,138

End of Period (Including Undistributed Net Investment Income (Loss) of $(50,982) and $0, respectively)
	$ 11,913,579	$ 12,438,251

The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2011	6/30/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 19,171	$ 65,370
Net Realized Gain (Loss) on Investments and Options	(24,573)	34,675
Unrealized Appreciation (Depreciation) on Investments and Options	(94,478)	149,056
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,880)	249,101

Distributions to Shareholders:
Net Investment Income	(14,700)	(55,249)
Realized Gains - Short Term	(48,339)	(190,273)
Realized Gains - Long Term	-	(27,392)
Total Distributions Paid to Shareholders	(63,039)	(272,914)

Capital Share Transactions (Note 5)	36,121	738,114

Total Increase (Decrease) in Net Assets	(126,798)	714,301

Net Assets:
Beginning of Period	4,037,879	3,323,578

End of Period (Including Undistributed Net Investment Income (Loss) of $(33,747) and $0, respectively)	$ 3,911,081	$ 4,037,879

The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months Ended		Period Ended
	12/31/2011		6/30/2011	***

Net Asset Value, at Beginning of Period	$ 11.58		$ 10.09

Income From Investment Operations:
Net Investment Income *	0.02		0.02
Net Gain on Securities (Realized and Unrealized)	(0.46)		1.50
Total from Investment Operations	(0.44)		1.52

Distributions:
Net Investment Income	(0.02)		(0.03)
Realized Gains - Short Term	(0.04)
Realized Gains - Long Term	(0.07)		-
Total from Distributions	(0.13)		(0.03)

Redemption Fees ****	-		-

Net Asset Value, at End of Period	$ 11.01		$ 11.58

Total Return **	(3.75)%		15.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 446		$ 329
Ratio of Expenses to Average Net Assets	1.24%	†	1.22%	†
Ratio of Net Investment Loss to Average Net Assets	0.36%	†	0.26%	†
Portfolio Turnover	16.61%		52.38%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Period began on November 3, 2010.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
† Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months Ended		Period Ended
	12/31/2011		6/30/2011	***

Net Asset Value, at Beginning of Period	$ 11.52		$ 9.32

Income From Investment Operations:
Net Investment Income *	(0.03)		(0.07)
Net Gain on Securities (Realized and Unrealized)	(0.44)		2.27
Total from Investment Operations	(0.47)		2.20

Distributions:
Net Investment Income	-		-	∞
Realized Gains - Short Term	(0.04)		-
Realized Gains - Long Term	(0.07)		-
Total from Distributions	(0.11)		-

Redemption Fees ****	-		-

Net Asset Value, at End of Period	$ 10.94		$ 11.52

Total Return **	(4.03)%		23.66%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,664		$ 3,102
Ratio of Expenses to Average Net Assets	2.24%	†	2.22%	†
Ratio of Net Investment Loss to Average Net Assets	(0.63)%	†	(0.80)%	†
Portfolio Turnover	16.61%		52.38%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Period began on September 23, 2010.
**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
† Annualized
∞ Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2011		6/30/2011	6/30/2010	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 11.59		$ 8.40	$ 7.40	$ 10.42	$ 13.61	$ 11.36

Income From Investment Operations:
Net Investment Income (Loss) *	0.01		(0.01)	(0.06)	(0.03)	(0.04)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.46)		3.20	1.06	(2.16)	(1.74)	2.90
Total from Investment Operations	(0.45)		3.19	1.00	(2.19)	(1.78)	2.83

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains - Short Term	(0.04)		-	-	(0.36)	(0.62)	(0.15)
Realized Gains - Long Term	(0.07)		-	-	(0.47)	(0.79)	(0.43)
Total from Distributions	(0.11)		-	-	(0.83)	(1.41)	(0.58)

Redemption Fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 11.03		$ 11.59	$ 8.40	$ 7.40	$ 10.42	$ 13.61

Total Return **	(3.83)%		37.98%	13.51%	(19.12)%	(14.31)%	25.41%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,803		$ 9,008	$ 4,307	$ 883	$ 968	$ 853
Ratio of Expenses to Average Net Assets	1.49%	†	1.49%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	0.10%	†	(0.07)%	(0.68)%	(0.43)%	(0.35)%	(0.54)%
Portfolio Turnover	16.61%		52.38%	58.68%	47.11%	63.03%	72.06%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
† Annualized
The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts   The Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin” are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the security.  The Funds recognize a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Option Writing - The Baldwin Fund may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Baldwin Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Baldwin Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds’ for the six months ended December 31, 2011.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  Prior to September 15, 2010, the management fee was 1.49%.  For the six months ended December 31, 2011, Frank Capital earned fees of $56,779 from the Value Fund.  As of December 31, 2011, the Value Fund owed Frank Capital $12,250.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2011 the Value Fund accrued $14,339 in administrative fees.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the six months ended December 31, 2011, LBC earned a fee of $8,874 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC reimbursed the Baldwin Fund $102,679 for the six months ended December 31, 2011.  LBC owed the Fund $21,649 for reimbursement of expenses at December 31, 2011.  At December 31, 2011, the amount subject to future recoupment is as follows:

                                    Fiscal Year Ended                 Recoverable Through                             Amount

                                       June 30, 2009

        June 30, 2012

 $103,914

                  June 30, 2010                           June 30, 2013

                       $107,270

                  June 30, 2011                           June 30, 2014

                       $102,679

Note 4. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2011, LBC was paid $32,466 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2011, were $30,245. LBC acts as the distributor of the Baldwin Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2011, was $10,881,110 and $4,302,634 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2011 through December 31, 2011		July 1, 2010 through June 30, 2011

	Shares	Amount	Shares	Amount
Shares sold	177,293	$ 1,962,375	590,923	$ 6,090,701
Shares reinvested	7,415	81,640	-	-
Shares redeemed	(163,404)	(1,839,862)	(326,511)	(3,329,638)
Net Increase	21,304	$ 204,153	264,412	$ 2,761,063

Value Fund – Class C	July 1, 2011 through December 31, 2011		September 23, 2010 (commencement of operations) through June 30, 2011

	Shares	Amount	Shares	Amount
Shares sold	96,453	$ 1,060,568	308,502	$ 3,365,798
Shares reinvested	2,198	24,006	7	69
Shares redeemed	(124,326)	(1,434,391)	(39,275)	(452,994)
Net Increase	(25,675)	$ (349,817)	269,234	$ 2,912,873

Value Fund – Institutional Class	July 1, 2011 through December 31, 2011		November 3, 2010 (commencement of operations) through June 30, 2011

	Shares	Amount	Shares	Amount
Shares sold	13,897	$ 153,290	28,375	$ 329,615
Shares reinvested	370	4,066	3	27
Shares redeemed	(2,150)	(21,998)	-	-
Net Increase	12,117	$ 135,358	28,378	$ 329,642

Baldwin Fund	July 1, 2011 through December 31, 2011		July 1, 2010 through June 30, 2011

	Shares	Amount	Shares	Amount
Shares sold	17,641	$ 145,936	86,258	$ 741,548
Shares reinvested	6,686	54,390	27,613	233,193
Shares redeemed	(20,058)	(164,205)	(27,631)	(236,627)
Net Increase	4,269	$ 36,121	86,240	$ 738,114

Note 6. Options

As of December 31, 2011, the Baldwin Fund had outstanding written call options valued at $76,838.

Transactions in written call options during the six months ended December 31, 2011 were as follows:

	Number of Contracts	Premiums Received

Options outstanding at June 30, 2011	842	$ 35,549
Options written	8,397	474,372
Options exercised	(2,393)	(132,101)
Options expired	(5,360)	(266,805)
Options terminated in closing purchase transaction	(453)	(42,527)
Options outstanding at December 31, 2011	1,033	$ 68,488

As of December 31, 2011, the Baldwin Fund held put options valued at $171,750.

Transactions in put options purchased during the six months ended December 31, 2011 were as follows:

	Number of Contracts	Premiums Paid

Options outstanding at June 30, 2011	630	$ 160,918
Options purchased	632	153,950
Options expired	-	-
Options terminated	(682)	(154,670)
Options outstanding at December 31, 2011	580	$ 160,198

As of December 31, 2011, the Value Fund held put options valued at $2,478.

Transactions in put options purchased during the six months ended December 31, 2011 were as follows:

	Number of Contracts	Premiums Paid

Options outstanding at June 30, 2011	-	$ -
Options purchased	80,810	8,567
Options expired	-	-
Options terminated	(-)	(-)
Options outstanding at December 31, 2011	80,810	$ 8,567

The Funds adopted SFAS 161, “Disclosures about Derivative Instruments and Hedging Activities”, effective July 1, 2009.

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

  Asset

Derivatives

             Derivatives

Call options written                                  $ 76,838

Investments in Securities

               $ 171,750

The location on the statement of assets and liabilities of the Value Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

  Liability

  Asset

Derivatives

             Derivatives

Call options written                                  $        -

Investments in Securities

                $ 2,478

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2011, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$ 269,400	Appreciation/(Depreciation)	$ 99,635
Purchased	Written		on Options

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2011, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options	Realized Gain		Change in Unrealized
Written and	(Loss) on Options	$ -	Appreciation/(Depreciation)	$ (6,090)
Purchased	Written		on Options

The selling of written call options may tend to reduce the volatility of the Baldwin Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Baldwin Fund’s gain on the underlying securities.  Written call options expose the Baldwin Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

Note 7. Investment Transactions

For the six months ended December 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $1,754,664 and $3,746,617, respectively.  Purchases and sales of options for the Value Fund aggregated $8,567 and $0, respectively.

For the six months ended December 31, 2011, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options for the Baldwin Fund aggregated $11,909,525 and $11,491,598, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $305,625 and $608,669, respectively.

Note 8. Tax Matters

As of June 30, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Value Fund	Baldwin Fund

Undistributed ordinary income	$ 47,080	$ 133,265

Undistributed capital gain	$ 76,682	$ 18,190

Post-October capital loss deferrals realized between 11/1/10 and 6/30/2011 *	$ -0-	$ 92,119

Gross unrealized appreciation on investment securities	$ 1,933,300	$ 68,138
Gross unrealized depreciation on investment securities	$ (510,248)	$ (187,152)
Net unrealized depreciation on investment securities	$ 1,423,052	$ (119,014)

Cost of investment securities, including Short Term investments **	$11,000,982	$ 4,272,706

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Value Fund in future years through the expiration date.  The

    Value Fund will not make distributions from capital gains while a capital loss carry forward remains.

On September 29, 2010, the Baldwin Fund declared a distribution of $0.0410 per share of net investment income. The distribution was paid on September 29, 2010 to shareholders of record on September 28, 2010.

On November 9, 2010, the Baldwin Fund declared a distribution of $0.4552 per share of short-term capital gain. The distribution was paid on November 9, 2010 to shareholders of record on November 8, 2010.

On November 9, 2010, the Baldwin Fund declared a distribution of $0.0332 per share of long-term capital gain. The distribution was paid on November 9, 2010 to shareholders of record on November 8, 2010.

On December 30, 2010, the Baldwin Fund declared a distribution of $0.0300 per share of long-term capital gain. The distribution was paid on December 30, 2010 to shareholders of record on December 29, 2010.

On March 25, 2011, the Baldwin Fund declared a distribution of $0.0480 per share of net investment income. The distribution was paid on March 25, 2010 to shareholders of record on March 24, 2011.

On June 29, 2011, the Baldwin Fund declared a distribution of $0.0340 per share of net investment income. The distribution was paid on June 29, 2011 to shareholders of record on June 28, 2011.

On September 29, 2011, the Baldwin Fund declared a distribution of $0.0180 per share of net investment income. The distribution was paid on September 29, 2011 to shareholders of record on September 28, 2011.

On December 29, 2011, the Baldwin Fund declared a distribution of $0.0130 per share of net investment income. The distribution was paid on December 29, 2011 to shareholders of record on December 28, 2011.

On December 29, 2011, the Baldwin Fund declared a distribution of $0.10069 per share of short-term capital gain. The distribution was paid on December 29, 2011 to shareholders of record on December 28, 2011.

On December 29, 2010, the Value Fund – Class C declared a distribution of $0.0042 per share of net investment income. The distribution was paid on December 29, 2010 to shareholders of record on December 28, 2010.

On December 28, 2011, the Value Fund – Class C declared a distribution of $0.0717 per share of long-term capital gain.. The distribution was paid on December 28, 2011 to shareholders of record on December 27, 2011.

On December 28, 2011, the Value Fund – Class C declared a distribution of $0.0440 per share of short-term capital gain. The distribution was paid on December 28, 2011 to shareholders of record on December 27, 2011.

On December 29, 2010, the Value Fund – Institutional Class declared a distribution of $0.0274 per share of net investment income. The distribution was paid on December 29, 2010 to shareholders of record on December 28, 2010.

On December 28, 2011, the Value Fund – Institutional Class declared a distribution of $0.1990 per share of net investment income. The distribution was paid on December 28, 2011 to shareholders of record on December 27, 2011.

On December 28, 2011, the Value Fund – Institutional Class declared a distribution of $0.0717 per share of long-term capital gain. The distribution was paid on December 28, 2011 to shareholders of record on December 27, 2011.

On December 28, 2011, the Value Fund – Institutional Class declared a distribution of $0.0440 per share of short-term capital gain. The distribution was paid on December 28, 2011 to shareholders of record on December 27, 2011.

At June 30, 2011, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary income	$122	$245,522
Realized Gains	$ 0	$ 27,392
	$122	$272,914

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2011, NFS, LLC owned approximately 87.20% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2011, NFS, LLC owned approximately 46.46% of the Value Fund Investor Class, for the benefit of others, and may be deemed to control the Value Fund Investor Class.  As of December 31, 2011, NFS, LLC owned approximately 97.51% of the Value Fund Institutional Class, for the benefit of others, and may be deemed to control the Value Fund Institutional Class. As of December 31, 2011, Pershing, LLC owned approximately 85.43% of the Value Fund Class C, for the benefit of others, and may be deemed to control the Value Fund Class C.

Note 10. Distribution and Service Fees

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the six months ended December 31, 2011 the Baldwin Fund accrued $19,720 in 12b-1 fees.

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively. Because these fees are paid out of the Value Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For the six months ended December 31, 2011 the Investor Class accrued $10,641 in distribution fees and Class C accrued $12,833 in distribution fees.

Note 11. New Accounting Pronouncement.

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Frank Funds
Expense Illustration
December 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2011	December 31, 2011	July 1,2011 to December 31,2011

Actual	$1,000.00	$961.68	$7.37
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2011	December 31, 2011	July 1,2011 to December 31,2011

Actual	$1,000.00	$959.71	$11.06
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2011	December 31, 2011	July 1,2011 to December 31,2011

Actual	$1,000.00	$962.52	$6.13
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2011	December 31, 2011	July 1,2011 to December 31,2011

Actual	$1,000.00	$975.48	$8.71
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2011 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Matthew D.L. Deutsch, 312 E. 22nd St. #2B. New York, NY 10010 Age: 30	Trustee since June 2004.

CEO of Deutsch & Thomas, Inc., a seller of professional business plans, September 2005 to present; Investment Strategist and Director, M.D.L. Deutsch and Company, an investment management company, February 2003 to September 2005.

Jason W. Frey, 312 E. 22nd St. #2B. New York, NY 10010 Age: 33	Trustee since June 2004.

Software Developer, ManageIQ, Inc., a virtualization software company, October 2007 to present; Product Developer, Metavante Corporation (f.k.a. Prime Associates, Inc), a banking software development company, September 2002 to October 2007.

Hemanshu Patel 312 E. 22nd St. #2B. New York, NY 10010 Age: 27	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present; Analyst, Citigroup Global Markets, July 2006 to November 2007; Student, Rutgers University, August 2002 to May 2006
Andrea Goncalves 312 E. 22nd St. #2B. New York, NY 10010 Age: 29	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present; Financial Management Associate, Ernst & Young, May 2004 to May 2006

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 30	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 312 E. 22nd St. #2B. New York, NY 10010 Age: 42	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present; Executive Director, Morgan Stanley Investment Management, 1998 – 2006.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2011 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Matthew D. L. Deutsch

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

312 E. 22nd St. #2B

New York, NY 10010

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: March 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date March 2, 2012